Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [abstract]
Schedule of trade receivable
	As of December 31,
	2022	2021
Trade receivables	$5,392,720	$4,939,568
Recovery of doubtful accounts	7,466	-
Trade receivables, net	$5,400,186	$4,939,568

Schedule of company’s trade receivables
	Trade receivables - as of December 31, 2022
	<30	31-60	61-90	91 and over	Total
Trade receivables	$4,814,346	$385,662	$46,222	$153,956	$5,400,186

	Trade receivables - as of December 31, 2021
	<30	31-60	61-90	91 and over	Total
Trade receivables	$4,811,158	$85,385	$20,487	$22,538	$4,939,568